Shareholder Fees {- Fidelity® Nasdaq Composite Index® ETF}	Jan. 29, 2021 USD ($)
11.30 Fidelity Nasdaq Composite Index Tracking Stock - PRO-11 | Fidelity® Nasdaq Composite Index® ETF
Shareholder Fees:
(fees paid directly from your investment)	none